Braskem Idesa Financing (Details) R$ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2018 BRL (R$)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 BRL (R$)
DisclosureOfDetailedInformationAboutBraskemIdesaFinancingLineItems [Line Items]
Initial amount of the transaction | $		$ 3,193,089
Braskem Idesa borrowings	R$ 10,504,592		R$ 9,691,450
Braskem Idesa borrowings, current	R$ 10,504,592		9,691,450
Project finance I
DisclosureOfDetailedInformationAboutBraskemIdesaFinancingLineItems [Line Items]
Initial amount of the transaction | $		700,000
Maturity	February 2027
Charges (% per year)	Us dollar exchange variation + quarterly Libor + 3.25
Braskem Idesa borrowings	R$ 2,335,825		2,179,981
Project finance II
DisclosureOfDetailedInformationAboutBraskemIdesaFinancingLineItems [Line Items]
Initial amount of the transaction | $		210,000
Maturity	February 2027
Charges (% per year)	Us dollar exchange variation + 6.17
Braskem Idesa borrowings	R$ 657,689		621,140
Project finance III
DisclosureOfDetailedInformationAboutBraskemIdesaFinancingLineItems [Line Items]
Initial amount of the transaction | $		600,000
Maturity	February 2029
Charges (% per year)	Us dollar exchange variation + 4.33
Braskem Idesa borrowings	R$ 1,983,113		1,827,811
Project finance IV
DisclosureOfDetailedInformationAboutBraskemIdesaFinancingLineItems [Line Items]
Initial amount of the transaction | $		660,000
Maturity	February 2029
Charges (% per year)	Us dollar exchange variation + quarterly Libor + 3.88
Braskem Idesa borrowings	R$ 2,225,042		2,032,093
Project finance V
DisclosureOfDetailedInformationAboutBraskemIdesaFinancingLineItems [Line Items]
Initial amount of the transaction | $		400,000
Maturity	February 2029
Charges (% per year)	Us dollar exchange variation + quarterly Libor + 4.65
Braskem Idesa borrowings	R$ 1,326,901		1,221,997
Project finance VI
DisclosureOfDetailedInformationAboutBraskemIdesaFinancingLineItems [Line Items]
Initial amount of the transaction | $		89,994
Maturity	February 2029
Charges (% per year)	Us dollar exchange variation + quarterly Libor + 2.73
Braskem Idesa borrowings	R$ 297,158		273,887
Project finance VII
DisclosureOfDetailedInformationAboutBraskemIdesaFinancingLineItems [Line Items]
Initial amount of the transaction | $		$ 533,095
Maturity	February 2029
Charges (% per year)	Us dollar exchange variation + quarterly Libor + 4.64
Braskem Idesa borrowings	R$ 1,768,389		1,627,479
Transactions costs
DisclosureOfDetailedInformationAboutBraskemIdesaFinancingLineItems [Line Items]
Braskem Idesa borrowings	R$ (89,525)		R$ (92,938)